LONG-TERM OBLIGATIONS (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Accounts Payable and Accrued Liabilities, Noncurrent [Abstract]
Accrued royalties	$ 24,318	$ 22,763
Other	12,319	9,891
Long-term obligations	$ 36,637	$ 32,654